Distribution Date:	07/17/26	BBCMS Mortgage Trust 2019-C4
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	6		Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Balances	7		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		David Rodgers	(212) 310-9821
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07335CAA2	2.000000%	24,699,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.05%
A-2	07335CAB0	2.781000%	22,190,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.05%
A-3	07335CAC8	2.502000%	11,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.05%
A-SB	07335CAD6	2.832000%	35,614,000.00	19,551,092.19	661,109.29	46,140.58	0.00	0.00	707,249.87	18,889,982.90	21.73%	19.25%
A-4	07335CAE4	2.661000%	137,831,000.00	106,252,514.34	0.00	235,614.95	0.00	0.00	235,614.95	106,252,514.34	24.00%	23.05%
A-5	07335CAF1	2.919000%	424,103,000.00	424,103,000.00	0.00	1,031,630.55	0.00	0.00	1,031,630.55	424,103,000.00	24.00%	23.05%
A-S	07335CAG9	3.171000%	100,764,000.00	100,764,000.00	0.00	266,268.87	0.00	0.00	266,268.87	100,764,000.00	24.00%	23.05%
B	07335CAH7	3.322000%	41,008,000.00	41,008,000.00	0.00	113,523.81	0.00	0.00	113,523.81	41,008,000.00	16.79%	14.88%
C	07335CAJ3	3.469000%	37,494,000.00	37,494,000.00	0.00	108,388.91	0.00	0.00	108,388.91	37,494,000.00	12.27%	10.88%
D	07335CAT1	3.250000%	23,433,000.00	23,433,000.00	0.00	63,464.37	0.00	0.00	63,464.37	23,433,000.00	9.45%	8.38%
E	07335CAV6	3.250000%	17,576,000.00	17,576,000.00	0.00	47,601.67	0.00	0.00	47,601.67	17,576,000.00	7.34%	6.50%
F	07335CAX2	2.800000%	17,575,000.00	17,575,000.00	0.00	41,008.33	0.00	0.00	41,008.33	17,575,000.00	5.22%	4.63%
G*	07335CAZ7	2.800000%	9,373,000.00	9,373,000.00	0.00	7,030.36	0.00	0.00	7,030.36	9,373,000.00	4.09%	3.63%
H-RR	07335CBB9	4.366244%	33,979,142.00	33,979,142.00	0.00	0.00	0.00	0.00	0.00	33,979,142.00	0.00%	0.00%
S	07335CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	07335CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			937,339,142.00	831,108,748.53	661,109.29	1,960,672.40	0.00	0.00	2,621,781.69	830,447,639.24

X-A	07335CAK0	1.500188%	656,137,000.00	549,906,606.53	0.00	687,469.43	0.00	0.00	687,469.43	549,245,497.24
X-B	07335CAL8	1.098375%	179,266,000.00	179,266,000.00	0.00	164,084.38	0.00	0.00	164,084.38	179,266,000.00
X-D	07335CAM6	1.116244%	41,009,000.00	41,009,000.00	0.00	38,146.72	0.00	0.00	38,146.72	41,009,000.00
X-F	07335CAP9	1.566244%	17,575,000.00	17,575,000.00	0.00	22,938.95	0.00	0.00	22,938.95	17,575,000.00
X-G	07335CAR5	1.566244%	9,373,000.00	9,373,000.00	0.00	12,233.67	0.00	0.00	12,233.67	9,373,000.00
Notional SubTotal			903,360,000.00	797,129,606.53	0.00	924,873.15	0.00	0.00	924,873.15	796,468,497.24

Deal Distribution Total					661,109.29	2,885,545.55	0.00	0.00	3,546,654.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07335CAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	07335CAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	07335CAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	07335CAD6	548.97209496	18.56318555	1.29557421	0.00000000	0.00000000	0.00000000	0.00000000	19.85875976	530.40890942
A-4	07335CAE4	770.88981680	0.00000000	1.70944816	0.00000000	0.00000000	0.00000000	0.00000000	1.70944816	770.88981680
A-5	07335CAF1	1,000.00000000	0.00000000	2.43250001	0.00000000	0.00000000	0.00000000	0.00000000	2.43250001	1,000.00000000
A-S	07335CAG9	1,000.00000000	0.00000000	2.64250000	0.00000000	0.00000000	0.00000000	0.00000000	2.64250000	1,000.00000000
B	07335CAH7	1,000.00000000	0.00000000	2.76833325	0.00000000	0.00000000	0.00000000	0.00000000	2.76833325	1,000.00000000
C	07335CAJ3	1,000.00000000	0.00000000	2.89083347	0.00000000	0.00000000	0.00000000	0.00000000	2.89083347	1,000.00000000
D	07335CAT1	1,000.00000000	0.00000000	2.70833312	0.00000000	0.00000000	0.00000000	0.00000000	2.70833312	1,000.00000000
E	07335CAV6	1,000.00000000	0.00000000	2.70833352	0.00000000	0.00000000	0.00000000	0.00000000	2.70833352	1,000.00000000
F	07335CAX2	1,000.00000000	0.00000000	2.33333314	0.00000000	0.00000000	0.00000000	0.00000000	2.33333314	1,000.00000000
G	07335CAZ7	1,000.00000000	0.00000000	0.75006508	1.58326896	3.92568228	0.00000000	0.00000000	0.75006508	1,000.00000000
H-RR	07335CBB9	1,000.00000000	0.00000000	0.00000000	3.63853684	142.56618575	0.00000000	0.00000000	0.00000000	1,000.00000000
S	07335CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	07335CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07335CAK0	838.09723660	0.00000000	1.04775288	0.00000000	0.00000000	0.00000000	0.00000000	1.04775288	837.08965847
X-B	07335CAL8	1,000.00000000	0.00000000	0.91531233	0.00000000	0.00000000	0.00000000	0.00000000	0.91531233	1,000.00000000
X-D	07335CAM6	1,000.00000000	0.00000000	0.93020361	0.00000000	0.00000000	0.00000000	0.00000000	0.93020361	1,000.00000000
X-F	07335CAP9	1,000.00000000	0.00000000	1.30520341	0.00000000	0.00000000	0.00000000	0.00000000	1.30520341	1,000.00000000
X-G	07335CAR5	1,000.00000000	0.00000000	1.30520324	0.00000000	0.00000000	0.00000000	0.00000000	1.30520324	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/26 - 06/30/26	30	0.00	46,140.58	0.00	46,140.58	0.00	0.00	0.00	46,140.58	0.00
A-4	06/01/26 - 06/30/26	30	0.00	235,614.95	0.00	235,614.95	0.00	0.00	0.00	235,614.95	0.00
A-5	06/01/26 - 06/30/26	30	0.00	1,031,630.55	0.00	1,031,630.55	0.00	0.00	0.00	1,031,630.55	0.00
X-A	06/01/26 - 06/30/26	30	0.00	687,469.43	0.00	687,469.43	0.00	0.00	0.00	687,469.43	0.00
X-B	06/01/26 - 06/30/26	30	0.00	164,084.38	0.00	164,084.38	0.00	0.00	0.00	164,084.38	0.00
A-S	06/01/26 - 06/30/26	30	0.00	266,268.87	0.00	266,268.87	0.00	0.00	0.00	266,268.87	0.00
B	06/01/26 - 06/30/26	30	0.00	113,523.81	0.00	113,523.81	0.00	0.00	0.00	113,523.81	0.00
C	06/01/26 - 06/30/26	30	0.00	108,388.91	0.00	108,388.91	0.00	0.00	0.00	108,388.91	0.00
X-D	06/01/26 - 06/30/26	30	0.00	38,146.72	0.00	38,146.72	0.00	0.00	0.00	38,146.72	0.00
X-F	06/01/26 - 06/30/26	30	0.00	22,938.95	0.00	22,938.95	0.00	0.00	0.00	22,938.95	0.00
X-G	06/01/26 - 06/30/26	30	0.00	12,233.67	0.00	12,233.67	0.00	0.00	0.00	12,233.67	0.00
D	06/01/26 - 06/30/26	30	0.00	63,464.37	0.00	63,464.37	0.00	0.00	0.00	63,464.37	0.00
E	06/01/26 - 06/30/26	30	0.00	47,601.67	0.00	47,601.67	0.00	0.00	0.00	47,601.67	0.00
F	06/01/26 - 06/30/26	30	0.00	41,008.33	0.00	41,008.33	0.00	0.00	0.00	41,008.33	0.00
G	06/01/26 - 06/30/26	30	21,904.33	21,870.33	0.00	21,870.33	14,839.98	0.00	0.00	7,030.36	36,795.42
H-RR	06/01/26 - 06/30/26	30	4,703,528.34	123,634.36	0.00	123,634.36	123,634.36	0.00	0.00	0.00	4,844,276.67
Totals			4,725,432.67	3,024,019.88	0.00	3,024,019.88	138,474.34	0.00	0.00	2,885,545.55	4,881,072.09

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,546,654.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,034,788.13	Master Servicing Fee	3,296.29
Interest Reductions due to Nonrecoverability Determination	(49,335.88)	Certificate Administrator Fee	5,070.65
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	346.30
ARD Interest	0.00	Operating Advisor Fee	1,639.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	97.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,985,452.25	Total Fees	10,740.31

Principal		Expenses/Reimbursements
Scheduled Principal	661,109.29	Reimbursement for Interest on Advances	33.96
Unscheduled Principal Collections		ASER Amount	63,076.43
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,555.96
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	661,109.29	Total Expenses/Reimbursements	89,166.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,885,545.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	661,109.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,546,654.84
Total Funds Collected	3,646,561.54	Total Funds Distributed	3,646,561.50

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	831,108,749.04	831,108,749.04	Beginning Certificate Balance	831,108,748.53
(-) Scheduled Principal Collections	661,109.29	661,109.29	(-) Principal Distributions	661,109.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	830,447,639.75	830,447,639.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	834,150,049.17	834,150,049.17	Ending Certificate Balance	830,447,639.24
Ending Actual Collateral Balance	833,521,664.66	833,521,664.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.51)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.51)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	60,310,323.00	7.26%	36	4.8181	NAP	Defeased	8	60,310,323.00	7.26%	36	4.8181	NAP
$9,999,999 or less	30	168,247,455.22	20.26%	36	4.7129	2.179786	1.39 or less	14	146,530,644.73	17.64%	36	4.5729	0.774179
$10,000,000 to $19,999,999	21	297,694,093.50	35.85%	35	4.4671	1.677309	1.40 to 1.49	2	12,539,605.33	1.51%	35	4.5681	1.426815
$20,000,000 to $29,999,999	6	135,195,768.03	16.28%	32	4.3571	2.163331	1.50 to 1.59	9	89,576,477.78	10.79%	36	4.7681	1.565020
$30,000,000 to $39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.69	5	44,746,588.84	5.39%	36	4.8452	1.640699
$40,000,000 to $49,999,999	1	44,000,000.00	5.30%	37	4.0320	2.348100	1.70 to 1.79	2	25,122,569.70	3.03%	36	4.0280	1.764418
$50,000,000 or greater	2	125,000,000.00	15.05%	36	3.6708	2.863668	1.80 to 1.99	3	14,928,662.75	1.80%	36	4.5186	1.888069
Totals	68	830,447,639.75	100.00%	35	4.3816	2.076140	2.00 to 2.99	19	321,092,767.62	38.67%	33	4.2911	2.352093
							3.0 or greater	6	115,600,000.00	13.92%	36	3.7224	3.867873
							Totals	68	830,447,639.75	100.00%	35	4.3816	2.076140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	60,310,323.00	7.26%	36	4.8181	NAP	Virginia	2	11,034,574.69	1.33%	36	4.0834	1.639483
Arizona	5	18,251,290.21	2.20%	36	4.1471	1.506307	Washington	1	10,694,957.19	1.29%	35	4.3000	1.506400
California	16	228,582,621.82	27.53%	36	4.0207	2.648486	Wisconsin	6	14,811,788.56	1.78%	37	4.0686	2.327014
Colorado	4	15,165,605.27	1.83%	36	5.5632	1.610329	Totals	368	830,447,639.75	100.00%	35	4.3816	2.076140
Florida	6	35,214,459.17	4.24%	36	4.6647	1.917234
									Property Type³
Georgia	5	15,242,386.26	1.84%	35	4.4985	1.713846
Hawaii	188	34,139,164.59	4.11%	33	4.9486	2.277152		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	4	7,636,676.41	0.92%	37	4.0320	2.348100		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	3,430,282.70	0.41%	37	4.0384	2.328590	Defeased	13	60,310,323.00	7.26%	36	4.8181	NAP
Kentucky	1	18,081,120.43	2.18%	36	4.5200	(0.892900)	Industrial	15	37,376,510.67	4.50%	36	4.6240	1.908398
Louisiana	20	55,495,776.18	6.68%	37	4.1787	2.100988	Lodging	24	105,101,828.84	12.66%	36	4.7350	1.983870
Maryland	8	12,600,000.00	1.52%	36	4.4938	2.510233	Mixed Use	5	27,070,650.04	3.26%	36	4.6498	1.648796
Michigan	6	10,166,910.28	1.22%	37	4.5762	1.227130	Mobile Home Park	4	15,353,229.95	1.85%	36	4.5530	2.838061
Minnesota	1	2,614,378.06	0.31%	34	4.3427	2.169000	Multi-Family	13	111,170,953.62	13.39%	34	4.1310	2.332167
Mississippi	12	15,687,207.14	1.89%	37	4.2581	1.585056	Office	19	266,394,568.80	32.08%	34	4.1890	2.068639
New Jersey	3	25,847,960.63	3.11%	37	4.0564	3.759426	Other	181	38,352,716.28	4.62%	33	4.6578	2.333930
New York	16	105,924,228.15	12.76%	34	4.3775	1.822899	Retail	61	124,363,921.77	14.98%	36	4.3966	2.122573
North Carolina	8	12,576,847.50	1.51%	35	4.7161	1.878140	Self Storage	33	38,006,270.70	4.58%	37	3.8661	2.061332
Ohio	3	692,601.90	0.08%	34	4.3427	2.169000	Totals	368	830,447,639.75	100.00%	35	4.3816	2.076140
Oklahoma	3	12,668,691.56	1.53%	36	4.8742	0.537942
Oregon	1	1,555,741.61	0.19%	35	4.1390	2.021800
Pennsylvania	7	65,762,701.27	7.92%	29	4.8379	1.976274
South Carolina	11	11,816,063.10	1.42%	36	4.6964	1.810488
Tennessee	3	4,406,567.23	0.53%	37	4.0471	2.339378
Texas	12	13,090,048.75	1.58%	37	3.9350	1.897118

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	60,310,323.00	7.26%	36	4.8181	NAP	Defeased	8	60,310,323.00	7.26%	36	4.8181	NAP
	3.999% or less	7	207,106,270.70	24.94%	36	3.7313	2.990530	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.4999%	18	235,893,615.67	28.41%	36	4.1519	2.168447	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	26	262,926,269.48	31.66%	33	4.7186	1.491986	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.4999%	3	18,649,082.13	2.25%	35	5.1666	1.587906	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% or greater	6	45,562,078.77	5.49%	35	5.6823	1.471419	49 months or greater	60	770,137,316.75	92.74%	35	4.3474	2.103283
	Totals	68	830,447,639.75	100.00%	35	4.3816	2.076140	Totals	68	830,447,639.75	100.00%	35	4.3816	2.076140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	60,310,323.00	7.26%	36	4.8181	NAP	Defeased	8	60,310,323.00	7.26%	36	4.8181	NAP
	60 months or less	60	770,137,316.75	92.74%	35	4.3474	2.103283	Interest Only	26	451,707,500.00	54.39%	34	4.1560	2.615864
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	330 months or less	34	318,429,816.75	38.34%	36	4.6189	1.376162
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	331 months to 357 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	830,447,639.75	100.00%	35	4.3816	2.076140	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	68	830,447,639.75	100.00%	35	4.3816	2.076140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	60,310,323.00	7.26%	36	4.8181	NAP			No outstanding loans in this group
Underwriter's Information		3	42,017,500.00	5.06%	29	4.8717	2.031190
	12 months or less	54	699,952,806.88	84.29%	35	4.3079	2.147489
	13 months to 24 months	2	18,727,009.87	2.26%	37	4.7500	0.653833
	25 months or greater	1	9,440,000.00	1.14%	35	4.1390	2.021800
	Totals	68	830,447,639.75	100.00%	35	4.3816	2.076140
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	322181001	OF	Sunnyvale	CA	Actual/360	3.764%	203,875.75	0.00	0.00	07/06/29	06/06/34	--	65,000,000.00	65,000,000.00	07/06/26
2	883100996	OF	San Francisco	CA	Actual/360	3.570%	178,500.00	0.00	0.00	N/A	06/06/29	--	60,000,000.00	60,000,000.00	07/06/26
3	322181003	OF	Malvern	PA	Actual/360	4.860%	81,000.00	0.00	0.00	N/A	11/07/28	--	20,000,000.00	20,000,000.00	06/07/26
3A	322181103	OF	Malvern	PA	Actual/360	4.860%	81,000.00	0.00	0.00	N/A	11/07/28	--	20,000,000.00	20,000,000.00	06/07/26
3B	322181113	OF	Malvern	PA	Actual/360	4.860%	68,920.88	0.00	0.00	N/A	11/07/28	--	17,017,500.00	17,017,500.00	06/07/26
4	303161317	Various Various		Various	Actual/360	4.032%	147,840.00	0.00	0.00	N/A	08/01/29	--	44,000,000.00	44,000,000.00	07/01/26
5	322181005	SS	Various	Various	Actual/360	3.809%	92,241.36	53,752.04	0.00	N/A	08/01/29	--	29,060,022.74	29,006,270.70	07/01/26
6	307331133	MF	Harvey	LA	Actual/360	3.800%	79,166.67	0.00	0.00	N/A	08/06/29	--	25,000,000.00	25,000,000.00	07/06/26
7	322181007	LO	San Diego	CA	Actual/360	4.650%	82,252.13	36,859.97	0.00	N/A	07/06/29	--	21,226,357.30	21,189,497.33	07/06/26
8	322181008	MF	Brooklyn	NY	Actual/360	4.532%	75,535.90	0.00	0.00	N/A	08/05/28	--	20,000,000.00	20,000,000.00	07/05/26
9	695101145	RT	Temecula	CA	Actual/360	4.120%	66,434.08	30,437.78	0.00	N/A	07/06/29	--	19,349,733.37	19,319,295.59	07/06/26
10	322181010	Various Various		HI	Actual/360	4.310%	68,241.67	0.00	0.00	N/A	02/07/29	--	19,000,000.00	19,000,000.00	07/07/26
12	322181012	OF	Louisville	KY	Actual/360	4.520%	68,212.09	28,284.04	0.00	N/A	07/06/29	--	18,109,404.47	18,081,120.43	06/06/24
13	307331126	IN	Ocala	FL	Actual/360	4.500%	62,337.87	33,679.00	0.00	N/A	07/06/29	--	16,623,432.22	16,589,753.22	07/06/26
14	303161312	MF	Glenmont	NY	Actual/360	4.040%	59,251.47	28,058.34	0.00	N/A	07/01/29	--	17,599,446.80	17,571,388.46	07/01/26
15	322181015	OF	Various	LA	Actual/360	4.750%	63,484.12	27,282.52	0.00	N/A	08/01/29	--	16,038,093.66	16,010,811.14	07/01/26
16	322181016	MF	Brooklyn	NY	Actual/360	3.900%	55,250.00	0.00	0.00	N/A	06/06/29	--	17,000,000.00	17,000,000.00	07/06/26
17	322181017	LO	Various	Various	Actual/360	4.550%	55,610.01	29,503.30	0.00	N/A	07/06/29	--	14,666,375.63	14,636,872.33	07/06/26
18	322181018	Various Various		HI	Actual/360	5.750%	72,641.16	20,730.49	0.00	N/A	06/06/29	--	15,159,895.08	15,139,164.59	07/06/26
19	322181019	LO	Various	NC	Actual/360	4.958%	41,316.67	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	07/01/26
19A	322181119	LO	Various	Various	Actual/360	4.958%	20,658.33	0.00	0.00	N/A	05/01/29	--	5,000,000.00	5,000,000.00	07/01/26
20	322181020	OF	Phoenix	AZ	Actual/360	4.150%	46,415.44	22,854.28	0.00	N/A	08/01/29	--	13,421,331.18	13,398,476.90	07/01/26
21	307331142	OF	Morristown	NJ	Actual/360	4.081%	47,612.24	0.00	0.00	N/A	08/06/29	--	14,000,000.00	14,000,000.00	07/06/26
22	695101146	MF	New York	NY	Actual/360	4.300%	49,629.17	0.00	0.00	N/A	07/06/29	--	13,850,000.00	13,850,000.00	07/06/26
23	322181023	LO	Various	IN	Actual/360	5.500%	53,868.13	30,875.94	0.00	N/A	08/06/29	--	11,753,045.93	11,722,169.99	07/06/26
24	303161309	OF	Various	CA	Actual/360	4.900%	52,491.14	20,218.42	0.00	N/A	06/01/29	--	12,854,972.07	12,834,753.65	07/01/26
25	303161302	MF	Warner Robins	GA	Actual/360	4.900%	51,150.12	19,701.90	0.00	N/A	06/01/29	--	12,526,560.16	12,506,858.26	07/01/26
26	322181026	LO	Nashville	TN	Actual/360	4.930%	45,758.24	21,343.27	0.00	N/A	06/01/29	--	11,137,909.42	11,116,566.15	07/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	307331139	IN	Wilmington	OH	Actual/360	4.400%	40,189.64	22,405.47	0.00	N/A	08/06/29	05/06/29	10,960,810.58	10,938,405.11	07/06/26
29	695101132	LO	Bellingham	WA	Actual/360	4.300%	38,404.10	22,465.09	0.00	N/A	06/06/29	--	10,717,422.28	10,694,957.19	07/06/26
30	695101152	MH	Various	Various	Actual/360	4.470%	44,700.00	0.00	0.00	N/A	07/06/29	--	12,000,000.00	12,000,000.00	07/06/26
32	695101147	IN	Chula Vista	CA	Actual/360	4.050%	35,437.50	0.00	0.00	N/A	08/06/29	--	10,500,000.00	10,500,000.00	07/06/26
33	883100991	Various Various		Various	Actual/360	4.343%	36,370.53	0.00	0.00	N/A	05/06/29	--	10,050,000.00	10,050,000.00	07/06/26
34	322181034	MF	Los Angeles	CA	Actual/360	4.150%	34,583.33	0.00	0.00	N/A	05/06/29	--	10,000,000.00	10,000,000.00	07/06/26
35	307331122	98	Monsey	NY	Actual/360	5.020%	41,833.33	0.00	0.00	N/A	05/06/29	--	10,000,000.00	10,000,000.00	07/06/26
36	322181036	MU	Ambler	PA	Actual/360	4.750%	36,365.80	15,798.93	0.00	N/A	06/06/29	--	9,187,148.82	9,171,349.89	07/06/26
37	883101012	RT	Bluefield	VA	Actual/360	4.100%	28,579.51	17,928.33	0.00	N/A	07/06/29	--	8,364,734.23	8,346,805.90	07/06/26
38	303161322	IN	Watkins	CO	Actual/360	5.650%	40,275.88	14,561.52	0.00	N/A	08/01/29	--	8,554,169.49	8,539,607.97	07/01/26
39	322181039	Various Various		Various	Actual/360	4.139%	32,560.13	0.00	0.00	N/A	06/06/29	--	9,440,000.00	9,440,000.00	07/06/26
40	695101143	SS	Moreno Valley	CA	Actual/360	4.050%	30,375.00	0.00	0.00	N/A	07/06/29	--	9,000,000.00	9,000,000.00	07/06/26
42	322181042	OF	Thousand Oaks	CA	Actual/360	4.850%	34,354.17	0.00	0.00	N/A	06/06/29	--	8,500,000.00	8,500,000.00	07/06/26
43	883101014	LO	Covington	GA	Actual/360	4.000%	25,221.80	15,358.50	0.00	N/A	08/06/29	--	7,566,539.74	7,551,181.24	07/06/26
44	322181044	RT	Palm Beach Gardens	FL	Actual/360	5.500%	34,858.73	13,403.34	0.00	N/A	06/06/29	--	7,605,540.14	7,592,136.80	07/06/26
45	303161314	LO	El Reno	OK	Actual/360	4.900%	0.00	0.00	0.00	N/A	07/01/29	--	6,079,606.82	6,079,606.82	11/01/21
46	303161313	LO	El Reno	OK	Actual/360	4.900%	0.00	0.00	0.00	N/A	07/01/29	--	6,002,649.42	6,002,649.42	04/01/22
47	303161310	MU	Syracuse	NY	Actual/360	4.550%	26,612.81	11,611.73	0.00	N/A	07/01/29	--	7,018,764.09	7,007,152.36	07/01/26
48	322181048	RT	Staten Island	NY	Actual/360	4.680%	25,675.28	11,321.42	0.00	N/A	08/01/29	--	6,583,405.33	6,572,083.91	07/01/26
49	883101000	LO	Hasbrouck Heights	NJ	Actual/360	3.700%	21,583.33	0.00	0.00	N/A	07/06/29	--	7,000,000.00	7,000,000.00	07/06/26
50	322181050	RT	Colorado Springs	CO	Actual/360	5.700%	26,504.88	9,479.95	0.00	N/A	07/06/29	--	5,579,974.10	5,570,494.15	07/06/26
51	322181051	MF	Baltimore	MD	Actual/360	4.520%	22,600.00	0.00	0.00	N/A	06/01/29	--	6,000,000.00	6,000,000.00	07/01/26
52	322181052	LO	San Francisco	CA	Actual/360	5.450%	24,401.37	9,477.98	0.00	N/A	07/06/29	--	5,372,778.23	5,363,300.25	05/06/26
54	883100999	IN	Beaverton	OR	Actual/360	3.960%	18,810.00	0.00	0.00	N/A	07/06/29	04/06/29	5,700,000.00	5,700,000.00	07/06/26
55	322181055	RT	Summerville	SC	Actual/360	4.600%	18,570.70	9,624.74	0.00	N/A	08/06/29	03/06/29	4,844,531.04	4,834,906.30	07/06/26
56	322181056	RT	Various	SC	Actual/360	5.970%	22,583.23	11,467.62	0.00	N/A	06/06/29	--	4,539,343.45	4,527,875.83	07/06/26
57	695101142	98	Los Angeles	CA	Actual/360	4.100%	17,937.50	0.00	0.00	N/A	07/06/29	--	5,250,000.00	5,250,000.00	07/06/26
58	322181058	MU	Red Bank	NJ	Actual/360	4.500%	18,206.58	7,127.69	0.00	N/A	08/01/29	--	4,855,088.32	4,847,960.63	07/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	322181059	LO	Kennesaw	GA	Actual/360	5.500%	19,269.41	11,434.96	0.00	N/A	03/01/29	--	4,204,234.39	4,192,799.43	07/01/26
60	695101150	RT	Winter Park	FL	Actual/360	3.960%	13,530.00	0.00	0.00	N/A	08/06/29	--	4,100,000.00	4,100,000.00	07/06/26
61	307331138	RT	Fulton	MS	Actual/360	4.560%	13,376.58	7,033.68	0.00	N/A	08/06/29	--	3,520,151.45	3,513,117.77	07/06/26
63	695101149	RT	Various	MS	Actual/360	5.150%	14,140.11	9,001.03	0.00	N/A	08/06/29	--	3,294,782.91	3,285,781.88	07/06/26
64	883101009	MH	Midway Park	NC	Actual/360	4.850%	13,578.80	6,473.49	0.00	N/A	07/06/29	--	3,359,703.44	3,353,229.95	07/06/26
65	322181065	MU	Reidsville	NC	Actual/360	4.720%	13,114.16	6,119.94	0.00	N/A	07/01/29	--	3,334,108.37	3,327,988.43	07/01/26
67	322181067	LO	Mackinaw City	MI	Actual/360	4.950%	11,272.35	7,632.27	0.00	N/A	08/06/29	--	2,732,690.58	2,725,058.31	07/06/26
68	695101140	MU	Ann Arbor	MI	Actual/360	4.750%	10,768.87	4,358.90	0.00	N/A	07/06/29	--	2,720,557.63	2,716,198.73	06/06/26
70	307331127	RT	Conyers	GA	Actual/360	4.400%	7,060.05	3,956.69	0.00	N/A	07/06/29	--	1,925,467.08	1,921,510.39	07/06/26
71	322181071	MF	Jacksonville	FL	Actual/360	4.850%	8,137.03	3,208.34	0.00	N/A	05/01/29	--	2,013,284.64	2,010,076.30	07/01/26
72	307331137	MF	Shelby Township	MI	Actual/360	4.650%	6,792.96	3,457.90	0.00	N/A	08/06/29	--	1,753,023.06	1,749,565.16	07/06/26
73	307331130	RT	Palatka	FL	Actual/360	4.950%	6,122.16	2,818.49	0.00	N/A	07/06/29	--	1,484,159.38	1,481,340.89	07/06/26
Totals							2,985,452.25	661,109.29	0.00				831,108,749.04	830,447,639.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	44,703,947.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,016,959.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,616,613.00	0.00	--	--	--	0.00	0.00	80,958.34	80,958.34	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	80,958.34	80,958.34	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	68,885.42	68,885.42	0.00	0.00
4	6,305,288.95	1,555,426.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	12,427,479.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,126,557.86	783,226.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,717,491.00	2,716,383.98	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	30,687,102.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,239,372.55	771,981.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	73,460,768.00	19,020,680.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(1,298,350.00)	0.00	--	--	03/11/26	16,755,220.60	1,123,164.00	33,182.47	1,288,266.67	0.00	0.00
13	1,605,370.03	411,124.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,032,990.82	465,186.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,358,081.88	420,378.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,954,617.00	1,243,083.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	10,467,109.85	1,330,041.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,526,817.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	15,712,535.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,308,226.28	319,431.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,081,982.68	411,604.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	646,015.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,514,198.72	461,446.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	2,375,217.54	2,285,810.54	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,349,464.19	408,647.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,341,555.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	5,146,105.74	1,238,393.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	25,028,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	2,723,819.10	675,564.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,566,740.97	654,223.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	931,280.54	223,352.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	859,611.45	294,198.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	8,797,454.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,289,224.46	334,605.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,082,434.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,007,987.21	977,770.69	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	663,764.00	159,129.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	291,975.00	0.00	--	--	05/11/26	4,541,792.90	929,869.32	(66.32)	2,020,831.62	0.00	0.00
46	273,737.00	0.00	--	--	05/11/26	5,247,760.81	935,910.77	(65.48)	1,621,790.79	0.00	0.00
47	925,555.26	225,639.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	689,619.68	183,943.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	2,964,142.04	3,158,680.23	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	735,074.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	622,117.95	142,391.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	680,432.00	0.00	--	--	--	0.00	0.00	33,820.74	68,074.71	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	737,869.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	598,903.02	456,242.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	227,662.13	105,321.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	614,368.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	623,544.68	416,960.41	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	426,800.00	213,400.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	408,192.46	123,195.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	467,745.48	141,494.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
65	572,431.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	109,024.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	248,255.00	48,445.80	01/01/25	03/31/25	--	0.00	0.00	15,122.10	15,122.10	0.00	0.00
70	0.00	184,485.08	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	203,235.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	307,997,866.36	51,359,344.39				26,544,774.31	2,988,944.09	312,795.61	5,244,887.99	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	1	5,363,300.25	0	0.00	3	30,163,376.67	0	0.00	2	12,082,256.24	0	0.00	0	0.00	0	0.00	4.381567%	4.338877%	35
06/17/26	1	5,372,778.23	0	0.00	3	30,191,660.71	0	0.00	2	12,082,256.24	0	0.00	0	0.00	1	2,444,561.20	4.381792%	4.339114%	36
05/15/26	1	5,381,402.36	1	2,448,738.28	3	30,217,570.17	0	0.00	2	12,082,256.24	0	0.00	0	0.00	1	11,757,866.20	4.384104%	4.341526%	37
04/17/26	2	7,844,041.62	0	0.00	3	30,245,650.85	0	0.00	2	12,082,256.24	0	0.00	0	0.00	0	0.00	4.389136%	4.346992%	38
03/17/26	1	5,399,338.45	0	0.00	3	30,322,900.78	0	0.00	2	12,133,806.04	0	0.00	0	0.00	0	0.00	4.389371%	4.364930%	39
02/18/26	0	0.00	0	0.00	3	30,411,628.01	0	0.00	2	12,190,095.95	0	0.00	0	0.00	0	0.00	4.389664%	4.365206%	40
01/16/26	0	0.00	0	0.00	3	30,488,199.42	0	0.00	2	12,241,192.64	0	0.00	0	0.00	0	0.00	4.389895%	4.365422%	41
12/17/25	0	0.00	0	0.00	3	30,564,457.38	0	0.00	2	12,292,074.64	0	0.00	0	0.00	0	0.00	4.390125%	4.365637%	42
11/18/25	0	0.00	0	0.00	3	30,644,365.06	0	0.00	2	12,344,416.00	0	0.00	0	0.00	0	0.00	4.390374%	4.361100%	43
10/20/25	0	0.00	0	0.00	3	30,719,984.03	0	0.00	2	12,394,864.28	0	0.00	0	0.00	0	0.00	4.390600%	4.361308%	44
09/17/25	0	0.00	0	0.00	3	30,799,275.79	0	0.00	2	12,446,787.62	0	0.00	0	0.00	0	0.00	4.390846%	4.361535%	45
08/15/25	3	25,257,836.11	0	0.00	3	30,874,260.92	0	0.00	2	12,496,805.76	0	0.00	0	0.00	0	0.00	4.391069%	4.361740%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
3	322181003	06/07/26	0	B	80,958.34	80,958.34	0.00		20,000,000.00
3A	322181103	06/07/26	0	B	80,958.34	80,958.34	0.00		20,000,000.00
3B	322181113	06/07/26	0	B	68,885.42	68,885.42	0.00		17,017,500.00
12	322181012	06/06/24	24	6	33,182.47	1,288,266.67	1,850,725.56		18,735,096.45	11/22/23	6
45	303161314	11/01/21	55	6	(66.32)	2,020,831.62	0.00		7,339,956.11	03/23/20	7			11/02/20
46	303161313	04/01/22	50	6	(65.48)	1,621,790.79	0.00		7,139,888.03	03/27/20	7			12/22/20
52	322181052	05/06/26	1	1	33,820.74	68,074.71	0.00		5,381,402.36
68	695101140	06/06/26	0	B	15,122.10	15,122.10	0.00		2,720,557.63
Totals					312,795.61	5,244,887.99	1,850,725.56		98,334,400.58
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		558,925,554	523,398,877	23,444,421		12,082,256
37 - 48 Months		206,522,086	206,522,086	0		0
49 - 60 Months		0	0	0		0
> 60 Months		65,000,000	65,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	830,447,640	794,920,963	5,363,300	0	18,081,120	12,082,256
Jun-26	831,108,749	795,544,310	5,372,778	0	18,109,404	12,082,256
May-26	834,169,400	796,121,690	5,381,402	2,448,738	18,135,314	12,082,256
Apr-26	846,606,591	808,516,898	7,844,042	0	18,163,395	12,082,256
Mar-26	847,286,143	811,563,904	5,399,338	0	18,189,095	12,133,806
Feb-26	848,114,273	817,702,645	0	0	18,221,532	12,190,096
Jan-26	848,787,766	818,299,566	0	0	18,247,007	12,241,193
Dec-25	849,458,555	818,894,097	0	0	18,272,383	12,292,075
Nov-25	850,177,353	819,532,988	0	0	18,299,949	12,344,416
Oct-25	850,842,562	820,122,578	0	0	18,325,120	12,394,864
Sep-25	851,555,982	820,756,706	0	0	18,352,488	12,446,788
Aug-25	852,215,655	796,083,558	25,257,836	0	18,377,455	12,496,806
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100996	60,000,000.00	60,000,000.00	217,000,000.00	04/29/19	15,660,528.26	3.46120	12/31/25	06/06/29	I/O
12	322181012	18,081,120.43	18,735,096.45	7,500,000.00	02/20/26	(1,523,734.00)	(0.89290)	12/31/25	07/06/29	276
45	303161314	6,079,606.82	7,339,956.11	5,500,000.00	03/27/26	291,975.00	0.47060	12/31/25	07/01/29	155
46	303161313	6,002,649.42	7,139,888.03	4,000,000.00	03/27/26	273,737.00	0.44680	12/31/25	07/01/29	155
Totals		90,163,376.67	93,214,940.59	234,000,000.00		14,702,506.26

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	883100996	OF	CA	03/24/26	13

Special servicer and the borrower parties have executed a pre-negotiation letter, and borrower parties have submitted a loan restructuring proposal for special servicer's consideration. Borrower is currently evaluating special servicer's reply to its proposal.

12	322181012	OF	KY	11/22/23	6
Borrower and Lender entered into a forbearance agreement effective 1/12/2022. Special servicer is preparing to return the loan to the master servicer.

45	303161314	LO	OK	03/23/20	7

Transferred to Special Servicer in March 2020 due to imminent monetary default. Receiver was put in place in June 2020 and a foreclosure sale occurred in December 2020. El Reno is an oil and gas market. A planned disposition in December

2026 will allow additional time to improve RevPAR. T12 5/2026 KPI's - 118.5% occ index, 110.4% ADR index, 130.8% revPAR index.

46	303161313	LO	OK	03/27/20	7

Transferred to Special Servicer in March 2020 for monetary default and was subsequently foreclosed in November 2020. Property is largely dependent on oil crew business. Planned disposition in December 2026. Flag expiry was extended an additional year to 1 /1/2027. T12 5/2026 KPI's - 120.8% occ index, 102.3% ADR index, 123.6% revPAR index.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	322181015	0.00	4.75000%	0.00	4.75000%	10	02/13/23	03/01/23	--
18	322181018	16,000,000.00	5.75000%	16,000,000.00	5.75000%	10	05/28/20	06/06/20	06/11/20
18	322181018	0.00	5.75000%	0.00	5.75000%	10	06/11/20	06/06/20	05/28/20
25	303161302	13,350,000.00	4.90000%	13,350,000.00	4.90000%	10	12/23/20	12/01/20	--
52	322181052	0.00	5.45000%	0.00	5.45000%	10	01/12/22	04/06/20	02/06/22
52	322181052	0.00	5.45000%	0.00	5.45000%	10	02/06/22	04/06/20	01/12/22
Totals		29,350,000.00		29,350,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
66	322181066 02/18/25	3,108,652.52	3,820,000.00	3,630,992.07	522,339.55	3,630,992.07	3,108,652.52	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		3,108,652.52	3,820,000.00	3,630,992.07	522,339.55	3,630,992.07	3,108,652.52	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
66	322181066	02/18/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,000.00	0.00	0.00	63,076.43	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.86	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	847.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	708.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.98	0.00	0.00	0.00
45	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	24,825.06	0.00	0.00	0.00	0.00
46	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	24,510.82	0.00	0.00	0.00	0.00
58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28.12	0.00	0.00	0.00
Total	0.00	0.00	24,500.00	0.00	1,555.96	63,076.43	0.00	49,335.88	33.96	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		138,502.23

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29